UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.2%
CAE, Inc.	17,056	$359,667
Hexcel Corp.(1)	5,500	396,770

		$756,437

Banks — 5.9%
Bank of America Corp.(1)	33,199	$965,427
JPMorgan Chase & Co.(1)	6,529	681,366
PNC Financial Services Group, Inc. (The)(1)	3,190	402,004

		$2,048,797

Beverages — 2.1%
PepsiCo, Inc.(1)	6,210	$718,124

		$718,124

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	4,376	$284,528
Vertex Pharmaceuticals, Inc.(1)(2)	1,344	253,680

		$538,208

Capital Markets — 1.4%
S&P Global, Inc.(1)	2,420	$484,895

		$484,895

Chemicals — 0.9%
DowDuPont, Inc.(1)	5,770	$307,137

		$307,137

Commercial Services & Supplies — 2.7%
Waste Connections, Inc.(1)	4,200	$350,280
Waste Management, Inc.(1)	5,818	589,073

		$939,353

Consumer Finance — 1.8%
American Express Co.(1)	5,975	$643,747

		$643,747

Containers & Packaging — 1.8%
Ball Corp.(1)	7,210	$394,964
Packaging Corp. of America(1)	2,268	216,798

		$611,762

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.(1)(2)	2,900	$335,472

		$335,472

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.(1)	15,978	$909,468

		$909,468

Security	Shares	Value
Electric Utilities — 1.4%
NextEra Energy, Inc.(1)	2,646	$496,707

		$496,707

Electrical Equipment — 2.6%
AMETEK, Inc.(1)	7,900	$628,682
Emerson Electric Co.	4,100	279,415

		$908,097

Energy Equipment & Services — 0.8%
Halliburton Co.(1)	8,814	$270,502

		$270,502

Entertainment — 1.2%
Walt Disney Co. (The)(1)	3,784	$426,987

		$426,987

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.(1)	3,430	$604,194
AvalonBay Communities, Inc.(1)	2,050	398,992

		$1,003,186

Food & Staples Retailing — 1.4%
Performance Food Group Co.(1)(2)	12,476	$480,700

		$480,700

Food Products — 1.8%
Mondelez International, Inc., Class A(1)	13,089	$617,277

		$617,277

Health Care Equipment & Supplies — 3.8%
Boston Scientific Corp.(1)(2)	11,250	$451,350
Danaher Corp.(1)	6,817	865,895

		$1,317,245

Health Care Providers & Services — 3.8%
Anthem, Inc.(1)	2,750	$827,007
WellCare Health Plans, Inc.(1)(2)	1,920	486,874

		$1,313,881

Household Products — 2.2%
Procter & Gamble Co. (The)(1)	7,785	$767,212

		$767,212

Insurance — 3.1%
American International Group, Inc.(1)	9,840	$425,088
First American Financial Corp.(1)	6,107	310,175
Progressive Corp. (The)(1)	4,900	357,210

		$1,092,473

Interactive Media & Services — 6.3%
Alphabet, Inc., Class C(1)(2)	1,118	$1,252,071
Cargurus, Inc.(1)(2)	3,700	158,101
Facebook, Inc., Class A(1)(2)	4,954	799,823

		$2,209,995

Security	Shares	Value
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)(2)	609	$998,656
Booking Holdings, Inc.(1)(2)	162	274,921

		$1,273,577

IT Services — 5.9%
Amdocs, Ltd.(1)	5,404	$300,300
Fiserv, Inc.(1)(2)	7,080	599,605
GoDaddy, Inc., Class A(1)(2)	3,822	285,313
Visa, Inc., Class A(1)	5,950	881,314

		$2,066,532

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.(1)	2,255	$585,330

		$585,330

Machinery — 2.2%
Gardner Denver Holdings, Inc.(1)(2)	15,400	$413,490
Parker-Hannifin Corp.(1)	1,935	340,870

		$754,360

Multi-Utilities — 1.9%
CMS Energy Corp.(1)	6,600	$359,040
Sempra Energy(1)	2,578	310,494

		$669,534

Oil, Gas & Consumable Fuels — 4.6%
ConocoPhillips(1)	5,953	$403,911
Diamondback Energy, Inc.(1)	1,550	159,541
Exxon Mobil Corp.(1)	8,653	683,847
Phillips 66(1)	3,722	358,652

		$1,605,951

Pharmaceuticals — 4.5%
GlaxoSmithKline PLC ADR(1)	9,100	$367,276
Jazz Pharmaceuticals PLC(1)(2)	2,451	343,214
Johnson & Johnson(1)	1,027	140,329
Merck & Co., Inc.(1)	8,950	727,545

		$1,578,364

Semiconductors & Semiconductor Equipment — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	8,067	$315,016
Texas Instruments, Inc.(1)	5,104	539,901

		$854,917

Software — 8.3%
Adobe, Inc.(1)(2)	1,761	$462,263
Intuit, Inc.(1)	1,578	389,971
Microsoft Corp.(1)	13,734	1,538,620
salesforce.com, Inc.(1)(2)	3,100	507,315

		$2,898,169

Specialty Retail — 3.9%
Home Depot, Inc. (The)(1)	3,531	$653,729
TJX Cos., Inc. (The)(1)	8,572	439,658
Ulta Beauty, Inc.(1)(2)	880	274,991

		$1,368,378

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.(1)	6,264	$1,084,612
HP, Inc.(1)	3,828	75,526

		$1,160,138

Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc.(1)	14,700	$524,349

		$524,349

Thrifts & Mortgage Finance — 1.1%
MGIC Investment Corp.(1)(2)	28,900	$375,122

		$375,122

Total Common Stocks (identified cost $28,174,532)		$34,912,383

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	42,501	$42,505

Total Short-Term Investments (identified cost $42,504)		$42,505

Total Purchased Options — 0.2% (identified cost $170,128)		$64,150

Total Investments — 100.5% (identified cost $28,387,164)		$35,019,038

Total Written Options — (0.6)% (premiums received $185,072)		$(233,000)

Other Assets, Less Liabilities — 0.1%		$41,453

Net Assets — 100.0%		$34,827,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $1,360.

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,784,490	$2,600	3/1/19	$25
S&P 500 Index	10	2,784,490	2,600	3/4/19	75
S&P 500 Index	10	2,784,490	2,650	3/6/19	725
S&P 500 Index	10	2,784,490	2,575	3/8/19	750
S&P 500 Index	10	2,784,490	2,615	3/11/19	1,575
S&P 500 Index	10	2,784,490	2,660	3/13/19	3,900
S&P 500 Index	10	2,784,490	2,670	3/15/19	5,700
S&P 500 Index	10	2,784,490	2,680	3/18/19	7,150
S&P 500 Index	10	2,784,490	2,680	3/20/19	8,750
S&P 500 Index	10	2,784,490	2,670	3/22/19	9,200
S&P 500 Index	10	2,784,490	2,700	3/25/19	13,100
S&P 500 Index	10	2,784,490	2,690	3/27/19	13,200

Total					$64,150

Written Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,784,490	$2,765	3/1/19	$(22,100)
S&P 500 Index	10	2,784,490	2,760	3/4/19	(28,650)
S&P 500 Index	10	2,784,490	2,785	3/6/19	(14,750)
S&P 500 Index	10	2,784,490	2,740	3/8/19	(52,750)
S&P 500 Index	10	2,784,490	2,765	3/11/19	(34,350)
S&P 500 Index	10	2,784,490	2,815	3/13/19	(9,450)
S&P 500 Index	10	2,784,490	2,815	3/15/19	(11,600)
S&P 500 Index	10	2,784,490	2,825	3/18/19	(9,300)
S&P 500 Index	10	2,784,490	2,830	3/20/19	(9,900)
S&P 500 Index	10	2,784,490	2,815	3/22/19	(17,400)
S&P 500 Index	10	2,784,490	2,850	3/25/19	(6,800)
S&P 500 Index	10	2,784,490	2,825	3/27/19	(15,950)

Total					$(233,000)

Abbreviations:

ADR	-	American Depositary Receipt

At February 28, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund writes S&P 500 index call options above the current value of the index to seek to generate premium income and purchases S&P 500 index put options below the current value of the index to seek to reduce the Fund’s exposure to market risk and volatility.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$64,150	$—
Written options	—	(233,000)

Total	$64,150	$(233,000)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$34,912,383 *	$—	$—	$34,912,383
Short-Term Investments	—	42,505	—	42,505
Purchased Put Options	64,150	—	—	64,150
Total Investments	$34,976,533	$42,505	$—	$35,019,038

Liability Description
Written Call Options	$(233,000)	$—	$—	$(233,000)
Total	$(233,000)	$—	$—	$(233,000)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 10, 2019, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about May 30, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019